Roberts & Henry
504 Talbot Street
St. Michaels, MD 21663
410-822-4456

June 6, 2006

Re:  Ehrenkrantz Trust
     File No. 033-10888

Securities & Exchange Commission
Washington, DC 20549

Gentlemen:

        Transmitted herewith is Post-Effective Amendment No. 23 pursuant to Rule 485 (a)(1) for the referenced Fund.

Very truly yours,

/s/ Thomas C. Henry
Thomas C. Henry